Equity (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	Aug. 03, 2011	Sep. 30, 2012 Series E Preferred Stock [Member]	Jul. 16, 2012 Series E Preferred Stock [Member]	Jun. 28, 2012 Series E Preferred Stock [Member]	Jun. 07, 2012 Series E Preferred Stock [Member]	May 30, 2012 Series E Preferred Stock [Member]	May 24, 2012 Series E Preferred Stock [Member]	May 14, 2012 Series E Preferred Stock [Member]	Dec. 31, 2011 Series E Preferred Stock [Member]
Sold to accredited investors Series E Convertible Preferred Stock in private placement
Number of shares of Series E Preferred		9,141	780	507	1,192	945	2,364	3,353	0
Net Proceeds		$ 7,864	$ 679	$ 441	$ 1,037	$ 822	$ 2,042	$ 2,843
Warrant Exercise Price	0.75		0.30	0.30	0.30	0.30	0.30	0.30
Number of Warrants Issued		40,220,400	3,432,000	2,230,800	5,244,800	4,158,000	10,401,600	14,753,200